Rights Issue (Tables)	6 Months Ended
Sep. 30, 2024
Issued capital [abstract]
Schedule of share capital
Allotted, called up and fully paid shares of 12 204⁄473 pence each:

	Allotted, called-up and fully paid
	Shares	Nominal value
	million	£m
At 1 April 2024	3,967	493
Issued in Rights Issue	1,085	135
Issued during the period in lieu of dividends[1]	74	9
At 30 September 2024[2]	5,126	637
1.The issue of shares under the scrip dividend programme is considered to be a bonus issue under the terms of the Companies Act 2006, and the nominal value of the shares is charged to the share premium account.
2.At 30 September 2024, the Company held 241 million (31 March 2024: 247 million) of its own shares.